Organization - Formation Transactions (Details)			12 Months Ended
	Dec. 31, 2014 USD ($)	Nov. 19, 2014 USD ($) item shares	Dec. 31, 2014 USD ($)	Nov. 18, 2014 USD ($)
Formation transactions
Amount outstanding | $	$ 74,000,000		$ 74,000,000
Landmark, General Partner and affiliates
Formation transactions
Number of real estate investment funds | item		2
Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,952,665
Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Formation transactions
Unit interest owned (as a percent)			40.00%
Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,068,114
Initial public offering | Common Unitholders, Public
Formation transactions
Unit interest owned (as a percent)		35.10%
Initial public offering | Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,952,665
Initial public offering | Subordinated Unitholder, Landmark
Formation transactions
Unit interest owned (as a percent)	40.00%
Initial public offering | Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,068,114
IPO, Public | Common Unitholders, Public
Formation transactions
Units issued		2,750,000
Over-allotment option | Common Unitholders, Public
Formation transactions
Units issued		100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Formation transactions
Units issued		2,066,995
Senior secured revolving credit facility
Formation transactions
Borrowing capacity | $		$ 190,000,000
Amount outstanding | $	$ 74,000,000	$ 75,000,000	$ 74,000,000	$ 94,200,000